Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks		$ 160,672	$ 158,914	$ 158,231
Loans and advances to banks		16,376	18,348	15,344
Receivables from securities financing transactions		83,494	82,384	74,210
Cash collateral receivables on derivative instruments		29,787	35,050	32,737
Loans and advances to customers		391,406	380,141	380,977
Other financial assets measured at amortized cost		27,201	26,837	27,219
Total financial assets measured at amortized cost		708,937	701,674	688,717
Financial assets at fair value held for trading		122,628	120,717	125,492
of which: assets pledged as collateral that may be sold or repledged by counterparties		44,333	48,385	47,098
Derivative financial instruments	[1]	121,622	148,284	159,618
Brokerage receivables		23,010	24,201	24,659
Financial assets at fair value not held for trading		64,952	68,763	80,038
Total financial assets measured at fair value through profit or loss		332,211	361,964	389,808
Financial assets measured at fair value through other comprehensive income		7,775	8,100	8,258
Investments in subsidiaries and associates		1,198	1,542	1,557
Property, equipment and software		11,732	11,610	11,958
Goodwill and intangible assets		6,452	6,427	6,480
Deferred tax assets		8,951	9,161	9,174
Other non-financial assets		8,603	8,755	9,374
Total assets		1,085,861	1,109,234	1,125,327	$ 1,125,327
Liabilities
Amounts due to banks		14,615	12,564	11,050
Payables from securities financing transactions		5,972	6,651	6,321
Cash collateral payables on derivative instruments		32,193	36,571	37,313
Customer deposits		517,462	508,903	527,929
Funding from UBS Group AG		55,907	57,699	53,979
Debt issued measured at amortized cost	[2]	84,491	87,495	85,351
Other financial liabilities measured at amortized cost		10,671	9,624	10,421
Total financial liabilities measured at amortized cost		721,311	719,508	732,364
Financial liabilities at fair value held for trading		33,348	37,062	33,595
Derivative financial instruments	[1]	121,688	146,041	161,102
Brokerage payables designated at fair value		39,129	45,600	38,742
Debt issued designated at fair value		72,799	64,635	59,868
Other financial liabilities designated at fair value		32,908	30,769	31,773
Total financial liabilities measured at fair value through profit or loss		299,871	324,108	325,080
Provisions		2,792	2,693	2,791
Other non-financial liabilities		6,241	5,171	7,018
Total liabilities		1,030,216	1,051,481	1,067,254
Equity
Equity attributable to shareholders		55,361	57,446	57,754
Equity attributable to non-controlling interests		284	307	319
Total equity		55,645	57,753	58,073	$ 55,557	$ 53,896
Total liabilities and equity		1,085,861	$ 1,109,234	1,125,327
Elimination entries
Assets
Loans and advances to banks		(48,788)		(50,678)
Receivables from securities financing transactions		(35,584)		(29,735)
Cash collateral receivables on derivative instruments		(13,980)		(11,671)
Loans and advances to customers		(24,613)		(20,767)
Other financial assets measured at amortized cost		(1,974)		(2,644)
Total financial assets measured at amortized cost		(124,938)		(115,495)
Financial assets at fair value held for trading		(2,983)		(1,634)
of which: assets pledged as collateral that may be sold or repledged by counterparties		(14,995)		(13,617)
Derivative financial instruments		(37,532)		(45,041)
Brokerage receivables		(3)		(2)
Financial assets at fair value not held for trading		(17,724)		(15,672)
Total financial assets measured at fair value through profit or loss		(58,242)		(62,350)
Investments in subsidiaries and associates		(52,384)		(52,526)
Property, equipment and software		(312)		(350)
Goodwill and intangible assets		28		28
Deferred tax assets				(1)
Other non-financial assets		(3)		(183)
Total assets		(235,852)		(230,878)
Liabilities
Amounts due to banks		(98,126)		(107,527)
Payables from securities financing transactions		(35,645)		(29,899)
Cash collateral payables on derivative instruments		(13,919)		(11,618)
Customer deposits		11,642		23,745
Debt issued measured at amortized cost		(29)		3
Other financial liabilities measured at amortized cost		(2,274)		(3,175)
Total financial liabilities measured at amortized cost		(138,351)		(128,470)
Financial liabilities at fair value held for trading		(2,806)		(1,529)
Derivative financial instruments		(37,539)		(45,043)
Brokerage payables designated at fair value		(5)		(7)
Debt issued designated at fair value		(95)		(54)
Other financial liabilities designated at fair value		(4,311)		(2,927)
Total financial liabilities measured at fair value through profit or loss		(44,756)		(49,559)
Provisions		(3)
Other non-financial liabilities		(63)		(49)
Total liabilities		(183,174)		(178,078)
Equity
Equity attributable to shareholders		(52,678)		(52,800)
Total equity		(52,678)		(52,800)
Total liabilities and equity		(235,852)		(230,878)
UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		42,807		34,426
Loans and advances to banks		38,654		40,171
Receivables from securities financing transactions		60,265		56,568
Cash collateral receivables on derivative instruments		30,817		32,771
Loans and advances to customers		105,202		99,952
Other financial assets measured at amortized cost		8,767		8,411
Total financial assets measured at amortized cost		286,512		272,299
Financial assets at fair value held for trading		107,827		110,812
of which: assets pledged as collateral that may be sold or repledged by counterparties		52,493		54,468
Derivative financial instruments		117,032		154,313
Brokerage receivables		14,497		16,898
Financial assets at fair value not held for trading		39,698		46,198
Total financial assets measured at fair value through profit or loss		279,053		328,221
Financial assets measured at fair value through other comprehensive income		135		187
Investments in subsidiaries and associates		53,492		53,606
Property, equipment and software		6,703		6,999
Goodwill and intangible assets		214		217
Deferred tax assets	[3]	835		840
Other non-financial assets	[3]	5,813		6,641
Total assets	[3]	632,757		669,010
Liabilities
Amounts due to banks	[3]	33,193		41,414
Payables from securities financing transactions	[3]	17,503		17,247
Cash collateral payables on derivative instruments	[3]	31,481		35,875
Customer deposits	[3]	99,713		98,441
Funding from UBS Group AG	[3]	55,907		53,979
Debt issued measured at amortized cost	[3]	75,543		75,658
Other financial liabilities measured at amortized cost	[3]	4,915		5,285
Total financial liabilities measured at amortized cost	[3]	318,256		327,898
Financial liabilities at fair value held for trading	[3]	28,822		28,800
Derivative financial instruments	[3]	117,636		156,192
Brokerage payables designated at fair value	[3]	26,521		25,045
Debt issued designated at fair value	[3]	72,034		58,986
Other financial liabilities designated at fair value	[3]	11,054		11,255
Total financial liabilities measured at fair value through profit or loss	[3]	256,068		280,279
Provisions	[3]	1,337		1,293
Other non-financial liabilities	[3]	1,858		2,173
Total liabilities	[3]	577,518		611,643
Equity
Equity attributable to shareholders	[3]	55,239		57,367
Total equity	[3]	55,239		57,367
Total liabilities and equity	[3]	632,757		669,010
UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		88,250		91,638
Loans and advances to banks		6,427		6,385
Receivables from securities financing transactions		8,701		4,026
Cash collateral receivables on derivative instruments		886		1,543
Loans and advances to customers		225,329		228,279
Other financial assets measured at amortized cost		7,428		8,084
Total financial assets measured at amortized cost		337,020		339,956
Financial assets at fair value held for trading		56		55
of which: assets pledged as collateral that may be sold or repledged by counterparties		0		1
Derivative financial instruments		5,172		6,342
Financial assets at fair value not held for trading		7,741		13,068
Total financial assets measured at fair value through profit or loss		12,970		19,464
Investments in subsidiaries and associates		37		38
Property, equipment and software		1,378		1,335
Deferred tax assets	[3]			1
Other non-financial assets	[3]	1,935		2,063
Total assets	[3]	353,339		362,857
Liabilities
Amounts due to banks	[3]	32,461		34,096
Payables from securities financing transactions	[3]	849		566
Cash collateral payables on derivative instruments	[3]	536		561
Customer deposits	[3]	286,370		293,371
Debt issued measured at amortized cost	[3]	8,976		9,687
Other financial liabilities measured at amortized cost	[3]	3,019		2,567
Total financial liabilities measured at amortized cost	[3]	332,211		340,848
Financial liabilities at fair value held for trading	[3]	482		335
Derivative financial instruments	[3]	4,460		5,593
Total financial liabilities measured at fair value through profit or loss	[3]	4,942		5,927
Provisions	[3]	289		301
Other non-financial liabilities	[3]	1,076		987
Total liabilities	[3]	338,517		348,063
Equity
Equity attributable to shareholders	[3]	14,822		14,794
Total equity	[3]	14,822		14,794
Total liabilities and equity	[3]	353,339		362,857
Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks		29,616		32,167
Loans and advances to banks		20,083		19,465
Receivables from securities financing transactions		50,113		43,350
Cash collateral receivables on derivative instruments		12,064		10,093
Loans and advances to customers		85,489		73,513
Other financial assets measured at amortized cost		12,979		13,368
Total financial assets measured at amortized cost		210,343		191,957
Financial assets at fair value held for trading		17,728		16,260
of which: assets pledged as collateral that may be sold or repledged by counterparties		6,835		6,247
Derivative financial instruments		36,950		44,005
Brokerage receivables		8,516		7,763
Financial assets at fair value not held for trading		35,237		36,444
Total financial assets measured at fair value through profit or loss		98,431		104,473
Financial assets measured at fair value through other comprehensive income		7,641		8,072
Investments in subsidiaries and associates		54		439
Property, equipment and software		3,963		3,975
Goodwill and intangible assets		6,211		6,234
Deferred tax assets	[4]	8,116		8,334
Other non-financial assets	[4]	858		854
Total assets	[4]	335,616		324,337
Liabilities
Amounts due to banks	[4]	47,086		43,066
Payables from securities financing transactions	[4]	23,265		18,407
Cash collateral payables on derivative instruments	[4]	14,095		12,495
Customer deposits	[4]	119,737		112,372
Debt issued measured at amortized cost	[4]	1		3
Other financial liabilities measured at amortized cost	[4]	5,012		5,745
Total financial liabilities measured at amortized cost	[4]	209,195		192,088
Financial liabilities at fair value held for trading	[4]	6,850		5,989
Derivative financial instruments	[4]	37,131		44,359
Brokerage payables designated at fair value	[4]	12,613		13,704
Debt issued designated at fair value	[4]	860		935
Other financial liabilities designated at fair value	[4]	26,164		23,445
Total financial liabilities measured at fair value through profit or loss	[4]	83,618		88,433
Provisions	[4]	1,170		1,197
Other non-financial liabilities	[4]	3,370		3,907
Total liabilities	[4]	297,354		285,625
Equity
Equity attributable to shareholders	[4]	37,978		38,393
Equity attributable to non-controlling interests	[4]	284		319
Total equity	[4]	38,262		38,712
Total liabilities and equity	[4]	$ 335,616		$ 324,337

[1]	Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
[2]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[3]	Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements, available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP
[4]	The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.